Supplemental information on oil and gas producing activities (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exploration for and evaluation of mineral resources [Abstract]
Acquisition of Proved properties	[1]	$ 0	$ 591,875	$ 0
Acquisition of unproved properties	[2]	81,295	164,180	0
Exploration costs		1,197,946	1,095,588	852,097
Development costs		6,346,276	3,599,385	2,190,426
Total costs incurred		$ 7,625,517	$ 5,451,028	$ 3,042,523

[1]	On December 11, 2017, Ecopetrol América Inc. acquired the 11.6% interest in the K2 oil field in the Gulf of Mexico from MCX; increasing its share from 9.2% to 20.8%.
[2]	On September 2018, Ecopetrol Oleo e Gas do Brasil acquired the 20% interest in the Pau Brasil oil field in the Basin of Santos. As of December 2017, the investments were mainly made by Ecopetrol América Inc. in offshore exploration projects of the Warrior and Rydberg wells.